REDEEMABLE NONCONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2022
Temporary Equity Disclosure [Abstract]
Redeemable Noncontrolling Interest
The following table presents the changes in redeemable NCI for each of the years ended December 31, 2022 and December 31, 2021:

Amount
(U.S. Dollars in thousands)
Balance as of December 31, 2020	$30,317
Share of net income	3,304
Share of items recognized in other comprehensive (loss)	(1,054)
Dividends paid to redeemable noncontrolling interest holders	(5,972)
Accretion to redemption value recognized in additional paid-in capital	6,332
Foreign exchange impact	(151)
Balance as of December 31, 2021	32,776
Share of net income	3,455
Share of items recognized in other comprehensive (loss)	(437)
Dividends paid to redeemable noncontrolling interest holders	(4,085)
Accretion to redemption value recognized in additional paid-in capital	2,385
Foreign exchange impact	(1,783)
Balance as of December 31, 2022	$32,311